SHARE BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement, Disclosure [Abstract]
Schedule of Measure the Fair Value of the Option at Grant Date

The following inputs were used to measure the fair value of the option at grant date:

		November 18, 2025	February 22, 2025
(i)	Expected volatility	123.41%	128.78%
(ii)	Dividend rate	0%	0%
(iii)	Expected term (vesting period)	Three years	One year - Three years
(iv)	Contractual life	Ten years	Ten years
(v)	Free risk rate	4.12%	4.5%

Schedule of Options to Service Providers and Advisers Outstanding

The options to service providers and advisers outstanding as of June 30, 2026, as follows:

	Six months ended June 30, 2026
	Number of options	Weighted Average Exercise Price

Outstanding at beginning of year	240,111	0.97
Granted	-	-
Exercised	(5,442)	0.12
Outstanding as of June 30, 2026	234,669	0.99
Exercisable options	210,085	0.99
Share-based payment expenses	$10
	Six months ended June 30, 2026
	Number of options	Weighted average Exercise price

Outstanding at beginning of year	277,265	0.27
Granted	-
Exercised	(179,037)	0.21
Forfeited	-
Outstanding as of June 30, 2026	98,228	0.41
Exercisable options as of June 30, 2026	76,561	0.23
Share-based payment expenses	$3

Schedule of RSUs to Services Providers and Advisers Outstanding

The RSUs to employees and directors outstanding as of June 30, 2026, as follows:

Number of RSUs

Outstanding at beginning of year	4,745,512
Granted	-
Forfeited	(135,756)
Vested	(1,430,066)
Outstanding as of June 30, 2026	3,179,690
Vested as of June 30, 2026	7,826,710
Share-based payment expenses	$743